CONSIDERATION PAYABLE (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2010 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2014	Dec. 31, 2013	Feb. 19, 2013	Dec. 31, 2009
ACQUISITIONS [Line Items]
Remaining deposit released						$ 4,000,000
Consideration payable						75,800,047
Litigation with former shareholders of DMG [Member]
ACQUISITIONS [Line Items]
Amount held by the Sheriff						4,500,000	4,500,000
Litigation with former shareholders of DMG [Member] | Settlement Arrangement [Member]
ACQUISITIONS [Line Items]
Remaining deposit released	4,000,000
Number of shares which have been released to the selling shareholders of the acquired entity	847,601
Settlement cash portion amount	12,000,000
Amount held by the Sheriff	4,500,000
Consideration payable					0
Litigation with former shareholders of DMG [Member] | Settlement Arrangement [Member] | Notes [Member]
ACQUISITIONS [Line Items]
Principal amount	58,000,000
DMG [Member]
ACQUISITIONS [Line Items]
Percentage of equity interest acquired		100.00%
Fair value of consideration		166,534,458
Number of instalments for payment of consideration		3
Period over which consideration will be paid		2 years
Initial instalment of consideration		100,000,000
Initial instalment of consideration, portion payable in cash		40,000,000
Common shares issuable		8,476,013
Number of subsequent instalments for payment of consideration		2
Amount of consideration payable per subsequent instalment		30,000,000
Amount of consideration payable in cash per subsequent instalment		20,000,000
Amount of consideration payable in cash or in common shares per subsequent instalment		10,000,000
Lock-up period for shares issuable under the initial instalment		1 year
Lock-up period for shares issuable under subsequent instalments		3 months
Amount subsequently released as payment for the First Cash Instalment				36,000,000
Amount in designated escrow account								40,000,000
Remaining deposit released						4,000,000
New common shares issued			8,476,013
Number of shares which have been released to the selling shareholders of the acquired entity			7,628,412
Number of shares which have not been released to the selling shareholders of the acquired entity						847,601
Amount of second and third instalments of consideration payable						$ 60,000,000